Consolidated Statements of Changes in Equity	Issued capital AUD ($)	Share based payments reserve AUD ($)	Foreign currency translation reserves AUD ($)	Re-measurement reserves AUD ($)	Accumulated losses AUD ($)	AUD ($)	USD ($) [1]
Balance at Dec. 31, 2020	$ 22,884,795	$ 1,046,869	$ 198,160	$ (474,752)	$ (21,635,786)	$ 2,019,286
Loss after income tax expense for the year					(2,704,845)	(2,704,845)
Other comprehensive income (loss) for the year			206,363	(34,197)		172,166
Total comprehensive loss for the year			206,363	(34,197)	(2,704,845)	(2,532,679)
Share-based payments (note 23)		223,171				223,171
Contributions of equity, net of transaction costs (note 20)	3,619,341					3,619,341
Expiry of options		(46,425)			46,425
Forfeiture of options		(8,806)			8,806
Re-allocation between accumulated losses and foreign currency reserve			(167,086)		167,086
Balance at Dec. 31, 2021	26,504,136	1,214,809	237,437	(508,949)	(24,118,314)	3,329,119
Loss after income tax expense for the year					(341,469)	(341,469)
Other comprehensive income (loss) for the year			(935,142)	366,517		(568,625)
Total comprehensive loss for the year			(935,142)	366,517	(341,469)	(910,094)
Share-based payments (note 23)		309,256				309,256
Contributions of equity, net of transaction costs (note 20)	15,132,626					15,132,626
Expiry of options		(311,840)			311,840
Forfeiture of options		(95,100)			95,100
Balance at Dec. 31, 2022	41,636,762	1,117,125	(697,705)	(142,432)	(24,052,843)	17,860,907	$ 12,216,860
Loss after income tax expense for the year					(6,871,965)	(6,871,965)	(4,700,424)
Other comprehensive income (loss) for the year			(511,368)	9,560		(501,808)	(343,237)
Total comprehensive loss for the year			(511,368)	9,560	(6,871,965)	(7,373,773)	(5,043,661)
Share-based payments (note 23)		882,055				882,055	603,326
Expiry of options	249,662	(249,662)
Cancellation of shares	(30,702)					(30,702)	(21,000)
Forfeiture of options		(18,899)				(18,899)	(12,927)
Balance at Dec. 31, 2023	$ 41,855,722	$ 1,730,619	$ (1,209,073)	$ (132,872)	$ (30,924,808)	$ 11,319,588	$ 7,742,598

[1]	US Dollars numbers presented solely for convenience of the reader